Short-Term Investments - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule Of Investments [Line Items]
Interest income	¥ 213,969	$ 31,121	¥ 83,127	¥ 17,009
Short-term Investments
Schedule Of Investments [Line Items]
Interest income	¥ 91,052	$ 13,243	¥ 65,016	¥ 8,587
Maximum [Member] | Short-term Investments
Schedule Of Investments [Line Items]
Short-term available-for-sale debt investments maturity	1 year	1 year	1 year